Stockholders' Equity - Common Stock (Details)	Dec. 31, 2022 shares
Stockholders' Equity
Shares of common stock reserved for future issuance	19,194,621
Preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	14,212,616
Series A-1 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	152,188
Series A-2 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	675,638
Series A-3 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	712,198
Series A-4 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	148,834
Series A-5 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	868,487
Series A-6 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	953,163
Series B preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	8,059,581
Series B-1 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	1,936,284
Series B-2 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	706,243
Warrants
Stockholders' Equity
Shares of common stock reserved for future issuance	2,878,517
Warrants to purchase Series A5 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	5,010
Warrants to purchase Series A6 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	6,179
Warrants to purchase Series B preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	42,354
Warrants to purchase Series B3 preferred stock
Stockholders' Equity
Shares of common stock reserved for future issuance	2,824,974
Stock options
Stockholders' Equity
Shares of common stock reserved for future issuance	2,103,488
Stock options outstanding
Stockholders' Equity
Shares of common stock reserved for future issuance	1,671,075
Stock options available for future grant
Stockholders' Equity
Shares of common stock reserved for future issuance	432,413